RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS
For the year ended December 31, 2019, key management personnel include the Trustees/Directors, the President and Chief Executive Officer, the current Chief Financial Officer, the former Chief Financial Officer and the Executive Vice President, Head of Global Real Estate. For the year ended December 31, 2018, key management personnel included the Trustees/Directors, the current President and Chief Executive Officer, the former Chief Executive Officer, the former Chief Operating Officer, the former Chief Financial Officer and the Executive Vice President, Head of Global Real Estate. Information with respect to the Trustees’/Directors’ fees is included in notes 11(b) and 12(c). The compensation expense associated with the Trust’s key management personnel was as follows:

Years ended December 31,	2019	2018
Salaries, incentives and short-term benefits	$5 , 553	$6,057
Unit-based compensation expense including fair value adjustments	3,980	2,380
	$9,533	$8,437
Accounts payable and accrued liabilities at December 31, 2019 includes $1.1 million of compensation owing to the former Chief Financial Officer (2018 — $0.4 million of compensation owing to the former Chief Executive Officer).